Trade and other payables	12 Months Ended
Mar. 31, 2024
Trade and other payables [abstract]
Trade and other payables	22. Trade and other payables

Trade and other payables include amounts owed to suppliers, tax authorities and other parties which are due to be settled within 12 months.
The total also includes deferred amounts, some of which represent monies received from customers but for which we have not yet delivered the associated service. These amounts are recognised as revenue when the service is provided.

Trade and other payables are initially recognised at fair value and subsequently measured at amortised cost, with the exception of contingent consideration, which is subsequently measured at fair value.

	2024	2023
	£m	£m
Trade payables	2,786	3,249
Deferred payables	327	404
Customer contributions[1]	34	171
Social security and other taxes	—	240
Contingent consideration	—	19
Other payables²	929	985
	4,076	5,068
1.Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.
2.Included within other payables are payments due in respect of interconnector excess revenues in accordance with the cap and floor regime constructed by Ofgem (see note 3).
Due to their short maturities, the fair value of trade and other payables approximates their carrying value.